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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment            [_] Amendment Number: __________________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010


Signature, Place, and Date of Signing:

/s/ Brian Jackelow               New York, NY              August 14, 2012
_______________________    ________________________    _______________________
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 768,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number    Name
  --   ----------------        ----
  1    028-06341               SAB Capital Advisors, L.L.C.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------              ---------------- --------- -------- -------------------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                         TITLE OF                 VALUE    SHRS OR                   INVESTMENT  OTHER   ---------------------
NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------        ---------------- --------- -------- ---------- ------ -------- ---------- -------- --------- ------ ----
ALLSCRIPTS
 HEALTHCARE SOLUTN          COM        01988P108  33,295   3,046,212  SH              DEFINED      1     3,046,212   0     0
AMERICAN CAP MTG
 INVT CORP                  COM        02504A104  79,317   3,326,368  SH              DEFINED      1     3,326,368   0     0
AMERICAN CAPITAL
 AGENCY CORP                COM        02503X105  19,830     590,000  SH              DEFINED      1       590,000   0     0
ANN INC                     COM        035623107 116,131   4,555,929  SH              DEFINED      1     4,555,929   0     0
ANNALY CAP MGMT INC   NOTE 5.000% 5/1  035710AB8  49,323  50,000,000  PRN             DEFINED      1             0   0     0
DOLLAR GEN CORP NEW         COM        256677105 141,148   2,595,110  SH              DEFINED      1     2,595,110   0     0
EVERBANK FINL CORP          COM        29977G102  11,679   1,074,400  SH              DEFINED      1     1,074,400   0     0
INVESCO MORTGAGE
 CAPITAL INC                COM        46131B100  91,948   5,013,519  SH              DEFINED      1     5,013,519   0     0
KKR & CO L P DEL         COM UNITS     48248M102  38,141   2,958,944  SH              DEFINED      1     2,958,944   0     0
LPL INVT HLDGS INC          COM        50213H100  52,276   1,547,994  SH              DEFINED      1     1,547,994   0     0
OAKTREE CAP GROUP
 LLC                  UNIT 99/99/9999  674001201  29,390     831,400  SH              DEFINED      1       831,400   0     0
PFSWEB INC                COM NEW      717098206     222      78,084  SH              DEFINED      1        78,084   0     0
STARWOOD PPTY TR INC        COM        85571B105  11,946     560,560  SH              DEFINED      1       560,560   0     0
TWO HBRS INVT CORP          COM        90187B101  93,904   9,064,085  SH              DEFINED      1     9,064,085   0     0